Share-based Compensation - Additional Information (Detail) ¥ in Thousands		1 Months Ended		12 Months Ended
	Oct. 20, 2017	Oct. 31, 2017 shares	Jun. 30, 2013 shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2019 $ / shares	Apr. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share split, conversion ratio	100
Share based compensation expenses				¥ 22,118		¥ 44,490		¥ 65,324
Unrecognized compensation cost				¥ 38,055	¥ 38,055
Weighted average recognition period				1 year 6 months 21 days
Per Share fair value of ordinary shares | $ / shares							$ 0.7200		$ 1.422	$ 0.5300
Weighted average grant-date per-share fair value of options granted | $ / shares					¥ 0.2355		$ 0.7595		$ 0.2599
Share-based Payment Arrangement, Expense, Tax Benefit				¥ 0		¥ 0		0
2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan | shares		1,000,000,000
Share split, conversion ratio		100
Paifenle Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved stock option | shares											15,000,000
Paifenle Plan [Member] | Discontinued Most of Operation of Shanghai Paifenle Internet Technology Company Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses								40,828
2013 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan | shares			221,917,800
Share split, conversion ratio			100
Employee Stock Option [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						4 years
Employee Stock Option [Member] | Paifenle Plan [Member] | Officer and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved stock option | shares											11,650,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses				¥ 20,142		¥ 5,829		¥ 0
Weighted average recognition period				2 years 11 months 4 days
Unrecognized compensation cost of unvested restricted shares				¥ 65,829	¥ 65,829
Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						4 years
Restricted Stock Units (RSUs) [Member] | Paifenle Plan [Member] | Officer and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved stock option | shares											3,350,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses				¥ 61,544